CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Goodwill and intangible assets with indefinite useful lives	€ 13,970	€ 13,390	€ 13,390
Other intangible assets	11,749	11,542	11,542
Property, plant and equipment	26,307	29,014	29,014
Investments accounted for using the equity method	2,002	1,999	2,008
Other financial assets	362	423	482
Deferred tax assets	1,814	1,999	2,004
Other receivables	1,484	666	666
Tax receivables	71	83	83
Prepaid expenses and other assets	266	328	328
Other non-current assets	556	508	508
Total Non-current assets	58,581	59,952	60,025
Inventories	10,694	12,922	12,922
Assets sold with a buy-back commitment	1,707	1,460	1,748
Trade and other receivables	7,188	7,887	7,887
Tax receivables	419	215	215
Prepaid expenses and other assets	418	377	377
Other financial assets	615	546	487
Cash and cash equivalents	12,450	12,638	12,638
Assets held for sale	4,801		0
Total Current assets	38,292	36,045	36,274
Total Assets	96,873	95,997	96,299
Equity
Equity attributable to owners of the parent	24,702	20,840	20,819
Non-controlling interests	201	168	168
Total Equity	24,903	21,008	20,987	€ 19,353	€ 16,968
Liabilities
Long-term debt	8,667	10,726	10,726
Employee benefits liabilities	7,875	8,584	8,584
Provisions	5,561	5,770	5,770
Other financial liabilities	3	1	1
Deferred tax liabilities	937	390	388
Tax payables	1	74	74
Other liabilities	2,452	2,483	2,500
Total Non-current liabilities	25,496	28,028	28,043
Trade payables	19,229	21,866	21,939
Short-term debt and current portion of long-term debt	5,861	7,245	7,245
Employee benefit liabilities	595	694	694
Provisions	10,483	9,010	9,009
Other financial liabilities	204	138	138
Tax payables	114	309	309
Other liabilities	7,057	7,699	7,935
Liabilities held for sale	2,931		0
Total Current liabilities	46,474	46,961	47,269
Total Equity and liabilities	€ 96,873	€ 95,997	€ 96,299